Schedule of carrying amounts of lease liabilities and the movements during the period (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Leases
Opening balance, Lease liabilities	₨ 238,149	₨ 215,742
Additions	148,080	83,019
Finance cost accrued during the year (Refer note 16)	38,101	32,608
Deletions		(3,123)
Payment of lease liabilities	(110,827)	(90,097)
Ending balance, Lease liabilities	₨ 313,503	₨ 238,149